Property, plant and equipment	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
3.3 Property, plant and equipment

(CHF in millions)	Leasehold improvements	Trade tools	Production equipment	Furniture and fixtures	Other	Total

Cost at January 1, 2023	49.7	10.7	12.9	13.5	11.0	97.8
Accumulated Depreciation at January 1, 2023	(5.0)	(5.4)	(5.3)	(1.4)	(3.4)	(20.6)
Net book value at January 1, 2023	44.7	5.3	7.5	12.1	7.6	77.2

Six month period ended June 30, 2023
Opening net book value	44.7	5.3	7.5	12.1	7.6	77.2
Additions	8.4	0.5	4.1	3.7	2.1	19.0
Disposals	(0.2)	—	—	—	—	(0.3)
Depreciation	(3.4)	(1.2)	(3.2)	(0.9)	(1.4)	(10.1)
Currency Translation	(1.0)	(0.1)	—	(0.3)	(0.1)	(1.5)
Net book value at June 30, 2023	48.6	4.5	8.5	14.6	8.2	84.3

Cost at June 30, 2023	56.6	10.9	17.0	16.9	12.9	114.3
Accumulated Depreciation at June 30, 2023	(8.0)	(6.4)	(8.5)	(2.3)	(4.8)	(30.0)
Net book value at June 30, 2023	48.6	4.5	8.5	14.6	8.2	84.3

Cost at January 1, 2024	61.2	13.6	21.7	19.9	18.1	134.5
Accumulated Depreciation at January 1, 2024	(11.6)	(7.5)	(12.3)	(3.4)	(6.2)	(41.0)
Net book value at January 1, 2024	49.6	6.1	9.4	16.5	11.9	93.6

Six month period ended June 30, 2024
Opening net book value	49.6	6.1	9.4	16.5	11.9	93.6
Additions	17.4	0.4	5.4	3.8	3.5	30.5
Depreciation	(5.7)	(1.5)	(4.3)	(1.4)	(1.5)	(14.4)
Currency Translation	1.3	0.2	—	0.5	0.2	2.1
Net book value at June 30, 2024	62.5	5.3	10.6	19.4	14.0	111.7

Cost at June 30, 2024	80.1	14.4	27.1	24.3	21.8	167.6
Accumulated Depreciation at June 30, 2024	(17.6)	(9.1)	(16.5)	(4.9)	(7.8)	(55.9)
Net book value at June 30, 2024	62.5	5.3	10.6	19.4	14.0	111.7

The additions of CHF 30.5 million in the six-month period ended June 30, 2024 relate to leasehold improvements for our warehouse in Belgium and Luxembourg and various other additions across retail stores, production equipment, and offices.
During the six-month periods ended June 30, 2024 and June 30, 2023, non-cash additions of property, plant and equipment amounted to CHF 6.8 million and CHF 0.0 million, respectively.
Other comprises of IT equipment and fixed assets that are not yet in use. As of June 30, 2024, fixed assets that are not yet in use amounted to CHF 3.9 million (December 31, 2023: CHF 2.4 million).